Taxes - Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Loss before income taxes	$ (5,955,381)		$ (2,149,425)		$ (2,604,683)
Income benefit computed based on PRC statutory rate	(1,488,846)		(537,356)		(651,171)
Tax effect of different tax rates in other jurisdictions	2,814,564		116,027		601,772
Impact of preferential tax	480,871		225,273
Tax effect of unrecognized income or loss	(1,866,406)		179,819		202,942
Change in valuation allowance	55,860		(3,302)		(67,083)
Impact of tax rate change			35,235
Non-deductible items and others	403	[1]	1,228	[1]	12,920
Income tax (benefit) provision	$ (3,554)		$ 16,924		$ 99,380

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.